Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax expense	$ 85	$ 29	$ 104	$ 51
Origination and reversal of temporary differences	1,089	845	4,284	1,891
Reversal of write down or recognition of prior period temporary differences	(3,932)	(4,098)	(7,256)	(5,651)
Total deferred income tax expense (recovery)	(2,843)	(3,253)	(2,972)	(3,760)	$ (704)
Income tax expense (recovery)	$ (2,758)	$ (3,224)	$ (2,868)	$ (3,709)